Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Oil and gas revenues	$ 148,031	$ 110,784	$ 215,369
Other	302	(358)	682
Total revenues	148,333	110,426	216,051
OPERATING EXPENSES:
Lease operating expense	26,306	30,188	31,950
Production and other taxes	3,627	4,317	7,542
Transportation	9,856	9,459	8,645
Depreciation, depletion and amortization	105,913	160,361	107,123
Exploration	10,152	9,292	8,404
Impairment of oil and gas properties	234,887	208,905	28,582
General and administrative	30,918	27,923	24,254
Loss (gain) on sale of assets	2,824	(297)	(145,876)
Other	4,268
Total operating expenses	428,751	450,148	70,624
Operating income (loss)	(280,418)	(339,722)	145,427
OTHER INCOME (EXPENSE):
Interest expense	(37,179)	(26,148)	(22,410)
Interest income and other	117	458	1,682
Gain on derivatives not designated as hedges	55,275	47,115	51,547
Total other income (expense)	18,213	21,425	30,819
Income (loss) before income taxes	(262,205)	(318,297)	176,246
Income tax benefit (expense)	85	67,311	(54,472)
Net income (loss)	(262,120)	(250,986)	121,774
Preferred stock dividends	6,047	6,047	6,047
Net income (loss) applicable to common stock	$ (268,167)	$ (257,033)	$ 115,727
PER COMMON SHARE
Net income (loss) applicable to common stock - basic	$ (7.47)	$ (7.17)	$ 3.42
Net income (loss) applicable to common stock - diluted	$ (7.47)	$ (7.17)	$ 3.23
Weighted average common shares outstanding - basic	35,921	35,866	33,806
Weighted average common shares outstanding - diluted	35,921	35,866	40,397